Asset Retirement Obligation (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Asset retirement obligation
Asset retirement obligation - beginning balance	$ 253,610		$ 212,417
Additional liabilities accrued	892		5,945
Revisions in estimated cash outflows	3,706		22,588	[1]
Acquisitions of assets	3,410
Disposition of assets	(4,111)	[2]	(2,972)
Accretion expense	17,731	[3]	15,632	[3]
Asset retirement obligation - ending balance	275,238	[4]	253,610
U.S. Cellular
Asset retirement obligation
Asset retirement obligation - beginning balance	179,607		143,402
Additional liabilities accrued	635		5,578
Revisions in estimated cash outflows	6,268		22,588	[1]
Disposition of assets	(3,534)	[2]	(2,674)
Accretion expense	12,592	[3]	10,713	[3]
Asset retirement obligation - ending balance	195,568	[4]	179,607
U.S. Cellular | Divestiture Transaction
Asset retirement obligation
Revisions in estimated cash outflows			14,900
Disposition of assets	(2,000)
Accretion expense	1,100		200
U.S. Cellular | Divestiture Transaction | Other current liabilities
Asset retirement obligation
Asset retirement obligation - ending balance	37,700
TDS Telecom
Asset retirement obligation
Asset retirement obligation - beginning balance	69,969		65,209
Additional liabilities accrued	257		367
Revisions in estimated cash outflows	(2,562)
Acquisitions of assets	3,410
Disposition of assets	(577)	[2]	(298)
Accretion expense	4,898	[3]	4,691	[3]
Asset retirement obligation - ending balance	75,395	[4]	69,969
Non-Reportable Segment
Asset retirement obligation
Asset retirement obligation - beginning balance	4,034		3,806
Accretion expense	241	[3]	228	[3]
Asset retirement obligation - ending balance	$ 4,275	[4]	$ 4,034

[1]	Included increases of $14.9 million as a result of changes in expected settlement dates related to the Divestiture Transaction in 2012.
[2]	Included $2.0 million of incremental disposition costs related to the Divestiture Transaction in 2013.
[3]	Included $1.1 million and $0.2 million of incremental accretion related to the Divestiture Transaction in 2013 and 2012, respectively.
[4]	In 2013, as a result of the accelerated settlement dates of certain asset retirement obligations related to the Divestiture Transaction, TDS reclassified $37.7 million of its asset retirement obligations from Other deferred liabilities and credits to Other current liabilities.